Pension And Postretirement Benefits (Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level) (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Pension Assets And Liabilities Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash		$ 96	$ 94
Interest bearing cash		27	77
Foreign currency contracts		2	7
Equity securities - Domestic equities		9,445	8,299
Equity securities - International equities		4,968	4,394
Fixed income securities - Asset-backed securities		479	399
Fixed income securities - Mortgage-backed securities		765	838
Fixed income securities - Commercial mortgage-backed securities		170	208
Fixed income securities - Collateralized mortgage obligations/REMICS		284	269
Fixed income securities - Corporate and other fixed income instruments and funds		9,770	8,557
Fixed income securities - Government and municipal bonds		5,618	4,969
Real estate and real assets		2,287	2,273
Securities lending collateral		2,248	2,184
Receivable for variation margin		6	8
Purchased options			1
Assets at fair value		36,165	32,577
Investments sold short and other liabilities at fair value		(501)	(654)
Total plan net assets at fair value		35,664	31,923
Assets held at net asset value practical expedient
Private equity funds		4,493	4,648
Real estate funds		2,340	2,392
Commingled funds		5,142	5,721
Total assets held at net asset value practical expedient		11,975	12,761
Other assets (liabilities)	[1]	(2,176)	(2,074)
Total Plan Net Assets		45,463	42,610
Pension Assets And Liabilities Fair Value [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash		96	94
Interest bearing cash		7	0
Foreign currency contracts		0	0
Equity securities - Domestic equities		9,441	8,299
Equity securities - International equities		4,967	4,389
Fixed income securities - Asset-backed securities		0	0
Fixed income securities - Mortgage-backed securities		0	0
Fixed income securities - Commercial mortgage-backed securities		0	0
Fixed income securities - Collateralized mortgage obligations/REMICS		0	0
Fixed income securities - Corporate and other fixed income instruments and funds		48	75
Fixed income securities - Government and municipal bonds		0	80
Real estate and real assets		0	0
Securities lending collateral		8	207
Receivable for variation margin		6	8
Purchased options			0
Assets at fair value		14,573	13,152
Investments sold short and other liabilities at fair value		(497)	(643)
Total plan net assets at fair value		14,076	12,509
Pension Assets And Liabilities Fair Value [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash		0	0
Interest bearing cash		20	77
Foreign currency contracts		2	7
Equity securities - Domestic equities		0	0
Equity securities - International equities		1	0
Fixed income securities - Asset-backed securities		479	399
Fixed income securities - Mortgage-backed securities		765	838
Fixed income securities - Commercial mortgage-backed securities		170	208
Fixed income securities - Collateralized mortgage obligations/REMICS		284	269
Fixed income securities - Corporate and other fixed income instruments and funds		9,720	8,442
Fixed income securities - Government and municipal bonds		5,618	4,889
Real estate and real assets		0	0
Securities lending collateral		2,240	1,977
Receivable for variation margin		0	0
Purchased options			1
Assets at fair value		19,299	17,107
Investments sold short and other liabilities at fair value		(4)	(7)
Total plan net assets at fair value		19,295	17,100
Pension Assets And Liabilities Fair Value [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash		0	0
Interest bearing cash		0	0
Foreign currency contracts		0	0
Equity securities - Domestic equities		4	0
Equity securities - International equities		0	5
Fixed income securities - Asset-backed securities		0	0
Fixed income securities - Mortgage-backed securities		0	0
Fixed income securities - Commercial mortgage-backed securities		0	0
Fixed income securities - Collateralized mortgage obligations/REMICS		0	0
Fixed income securities - Corporate and other fixed income instruments and funds		2	40
Fixed income securities - Government and municipal bonds		0	0
Real estate and real assets		2,287	2,273
Securities lending collateral		0	0
Receivable for variation margin		0	0
Purchased options			0
Assets at fair value		2,293	2,318
Investments sold short and other liabilities at fair value		0	(4)
Total plan net assets at fair value		2,293	2,314
Postretirement Assets And Liabilities Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash		1,328	768
Foreign currencies		8	6
Equity securities - Domestic equities		866	1,249
Equity securities - International equities		600	834
Fixed income securities - Asset-backed securities		41	37
Fixed income securities - Mortgage-backed securities		271	193
Fixed income securities - Commercial mortgage-backed securities		55	121
Fixed income securities - Collateralized mortgage obligations/REMICS		92	34
Fixed income securities - Corporate and other fixed income instruments and funds		456	429
Fixed income securities - Government and municipal bonds		439	486
Securities lending collateral		120	128
Total plan net assets at fair value		4,276	4,285
Assets held at net asset value practical expedient
Private equity funds		102	118
Real estate funds		41	61
Commingled funds		1,750	1,667
Total assets held at net asset value practical expedient		1,893	1,846
Other assets (liabilities)	[1]	(196)	(210)
Total Plan Net Assets		5,973	5,921
Postretirement Assets And Liabilities Fair Value [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash		603	175
Foreign currencies		8	6
Equity securities - Domestic equities		857	1,240
Equity securities - International equities		600	834
Fixed income securities - Asset-backed securities		0	0
Fixed income securities - Mortgage-backed securities		0	0
Fixed income securities - Commercial mortgage-backed securities		0	0
Fixed income securities - Collateralized mortgage obligations/REMICS		0	0
Fixed income securities - Corporate and other fixed income instruments and funds		0	0
Fixed income securities - Government and municipal bonds		0	20
Securities lending collateral		0	0
Total plan net assets at fair value		2,068	2,275
Postretirement Assets And Liabilities Fair Value [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash		725	593
Foreign currencies		0	0
Equity securities - Domestic equities		9	9
Equity securities - International equities		0	0
Fixed income securities - Asset-backed securities		39	33
Fixed income securities - Mortgage-backed securities		271	193
Fixed income securities - Commercial mortgage-backed securities		53	108
Fixed income securities - Collateralized mortgage obligations/REMICS		91	32
Fixed income securities - Corporate and other fixed income instruments and funds		456	422
Fixed income securities - Government and municipal bonds		439	466
Securities lending collateral		120	128
Total plan net assets at fair value		2,203	1,984
Postretirement Assets And Liabilities Fair Value [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash		0	0
Foreign currencies		0	0
Equity securities - Domestic equities		0	0
Equity securities - International equities		0	0
Fixed income securities - Asset-backed securities		2	4
Fixed income securities - Mortgage-backed securities		0	0
Fixed income securities - Commercial mortgage-backed securities		2	13
Fixed income securities - Collateralized mortgage obligations/REMICS		1	2
Fixed income securities - Corporate and other fixed income instruments and funds		0	7
Fixed income securities - Government and municipal bonds		0	0
Securities lending collateral		0	0
Total plan net assets at fair value		$ 5	$ 26

[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.